Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent Events

19	Subsequent Events

Acquisition of Davion Healthcare Corporation

On January 1, 2026, the Company acquired 100% of the outstanding equity interests of Davion Healthcare Corporation, an entity wholly owned by the Company’s Chief Executive Officer, for nominal consideration of $1. Management evaluated the transaction against the definition of a business under IFRS 3, and determined that the acquired entity did not meet the definition of a business, as it did not include substantive processes capable of producing outputs. The acquired entity’s assets consisted solely of $445,000 of cash and its liabilities consisted of a $445,000 related party advance to the CEO, payable on demand and is non-interest bearing, and therefore the nominal purchase price reflected the entity’s equity value.

Because the acquired entity contained only financial assets and financial liabilities and no substantive operations, the transaction was accounted for as the acquisition of a group of assets and liabilities rather than a business. The assets acquired and liabilities assumed were recognized at their respective carrying amounts, which approximate fair value, and the related-party advance remained an obligation of the acquired entity following the acquisition.

Although the acquired entity was wholly owned by the Company’s Chief Executive Officer, management concluded the entities were not under common control, as the Chief Executive Officer does not control the Company within the meaning of IFRS 10, but instead only is able to exercise significant influence through his voting control of 41% of the ordinary shares of Davion. The transaction therefore represents a related-party transaction under IAS 24.

Financial advisory fee

In February 2026, the Company entered into a financial advisory agreement that requires a 6% fee on future capital raising transactions and the issuance of 100,000 ordinary shares upon the Company being listing on any major U.S. exchange. The agreement has a minimum term of 120 days plus a 12 month tail on termination.

Secured Convertible note

On March 10, 2026, the Company received $1,500,000 of cash related to the issuance of a $1,655,000 secured promissory note (“the Note”) that matures six months from the date of issuance, at a 9% interest rate. The Company has three options to extend the maturity date through June 2027 for an additional fee. The Note is convertible into ordinary shares at a fixed price of $12.36 per share at the holder’s option anytime. The Note may be prepaid at a premium of 115% of the outstanding balance subject to Company not being in default. The Company is required to paydown the Note with 20% of any fundraising proceeds up to the maximum amount outstanding. The Note is secured by a security interest in certain intellectual property. Additionally, the investor received 200,000 warrants subject to the following conditions: i) a term of 12 months from the effective date of the Company’s listing on Nasdaq, ii) at an exercise price of $13.00 and iii) exercisable for cash only. The Company is required to register ordinary shares sufficient to cover the full conversion of the Note at the fixed price plus the shares underlying the warrants or approximately 139,925 shares.

Contingent Term Loan

On March 24, 2026 the Company entered into an irrevocable committed term loan facility of up to $2.0 million for a one year period from the date of the Company being listed on Nasdaq (“the availability period”). During the availability period, at the Company’s discretion, it can make draws at a minimum of $250,000 tranches and repay such draws within 15 months, at a rate of 15%.

Establishment of United Kingdom subsidiaries and proposed financing programme

Subsequent to December 31, 2025, the Company established Davion Healthcare Ltd (UK) as a wholly owned subsidiary in the United Kingdom. Davion Healthcare Ltd (UK) subsequently established Davion Healthcare Finance Ltd as its wholly owned subsidiary for the purpose of supporting the Group's acquisition financing strategy. Davion Healthcare Finance Ltd is intended to act as issuer in connection with a proposed institutional corporate bond programme. As of the date these financial statements were authorised for issue, the bond programme had not commenced, no bonds had been issued and no proceeds had been raised.